Supplemental pension plans (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits
(i) Projected benefit obligations:
At the beginning of the year		R$ 2,530,590	R$ 2,323,338
Cost of current service		179	151
Interest cost		224,508	219,239
Participant's contribution		819	881
Actuarial gain/(loss)	[1]	516,333	179,851
Past service cost - plan changes		(3,920)	0
Early elimination of obligations		0	0
Benefit paid		(203,363)	(192,870)
At the end of the year		3,065,146	2,530,590
(ii) Plan assets at fair value:
At the beginning of the year		2,363,009	2,375,529
Expected earnings		209,252	225,060
Actuarial gain/(loss)	[1]	332,368	(61,063)
Contributions received:
Employer		14,763	15,472
Employees		819	881
Benefit paid		(203,346)	(192,870)
At the end of the year		2,716,865	2,363,009
(iii) Changes in the unrecoverable surplus
At the beginning of the year		54,025	206,752
Interest on the irrecoverable surplus		4,981	20,327
Change in irrecoverable surplus	[1]	(22,851)	(173,054)
At the end of the year		36,155	54,025
(iv) Financed position:
Plans in deficit		384,436	221,606
Net balance		384,436	221,606
Other post-employment benefits
(i) Projected benefit obligations:
At the beginning of the year		669,093	563,079
Cost of current service		0	0
Interest cost		60,185	54,654
Participant's contribution		0	0
Actuarial gain/(loss)	[1]	224,683	87,962
Past service cost - plan changes		0	0
Early elimination of obligations		(1,613)	0
Benefit paid		(34,478)	(36,602)
At the end of the year		917,870	669,093
(ii) Plan assets at fair value:
At the beginning of the year		0	0
Expected earnings		0	0
Actuarial gain/(loss)	[1]	0	0
Contributions received:
Employer		0	0
Employees		0	0
Benefit paid		0	0
At the end of the year		0	0
(iii) Changes in the unrecoverable surplus
At the beginning of the year		0	0
Interest on the irrecoverable surplus		0	0
Change in irrecoverable surplus	[1]	0	0
At the end of the year		0	0
(iv) Financed position:
Plans in deficit		917,870	669,093
Net balance		R$ 917,870	R$ 669,093

[1]	In the year ended December 31, 2019, the remeasurement effects recognized in Equity Valuation Adjustments totaled R$212,188 thousand (R$93,494 thousand in 2018), net of tax effects.